Cover	Jul. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2022
Entity File Number	000-56419
Entity Registrant Name	EDGE DATA SOLUTIONS, INC.
Entity Central Index Key	0001614826
Entity Tax Identification Number	46-3892319
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3550 Lenox Road NE
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(833)
Local Phone Number	682-2428
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false